Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Business segment information
Net revenue	[1]	¥ 1,934,200	¥ 2,037,200
Net interest income		1,133,053	1,120,246
Operating expenses	[1]	1,363,700	1,360,200
Operating profit (loss)	[1]	570,500	677,000
Modification Impact [Member] | Internal Management Accounting Rules And Practices [Member]
Business segment information
Operating profit (loss)			(11,800)
BK and TB [Member]
Business segment information
Net revenue	[1],[2]	1,015,300	1,109,600
Net interest income	[1]	659,200	592,400
Net fees	[1]	301,400	318,100
Other	[1]	54,700	199,100
Other than BK and TB [Member]
Business segment information
Net revenue	[1]	918,900	927,600
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue		1,663,800	1,622,000
Operating expenses		1,177,200	1,167,000
Operating profit (loss)		486,600	455,000
Business Segment [Member] | Customer Business [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	751,600	761,900
Net interest income		365,700	358,900
Net fees		341,600	362,300
Other		44,300	40,700
Business Segment [Member] | Customer Business [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		912,200	860,100
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue		754,500	766,900
Operating expenses		608,800	609,500
Operating profit (loss)		145,700	157,400
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	363,300	382,900
Net interest income		233,100	234,000
Net fees		115,400	133,600
Other		14,800	15,300
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		391,200	384,000
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		260,500	252,200
Operating expenses		144,900	148,800
Operating profit (loss)		115,600	103,400
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	203,700	214,100
Net interest income		75,600	77,800
Net fees		98,900	109,000
Other		29,200	27,300
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		56,800	38,100
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue		200,600	195,300
Operating expenses		123,400	122,600
Operating profit (loss)		77,200	72,700
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	136,500	124,700
Net interest income		57,900	48,600
Net fees		78,300	78,000
Other		300	(1,900)
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		64,100	70,600
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue		343,800	314,500
Operating expenses		239,500	227,400
Operating profit (loss)		104,300	87,100
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	(900)	(1,500)
Net interest income		(900)	(1,500)
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		344,700	316,000
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue		104,400	93,100
Operating expenses		60,600	58,700
Operating profit (loss)		43,800	34,400
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	49,000	41,700
Net fees		49,000	41,700
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		55,400	51,400
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		258,300	373,900
Operating expenses		113,100	113,900
Operating profit (loss)		145,200	260,000
Business Segment [Member] | Global Markets Business Group [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	166,200	278,400
Net interest income		103,700	121,900
Net fees		(9,100)	(9,300)
Other		71,600	165,800
Business Segment [Member] | Global Markets Business Group [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		92,100	95,500
Business Segment, Other [Member]
Business segment information
Net revenue		12,100	41,300
Operating expenses		73,400	79,300
Operating profit (loss)		(61,300)	(38,000)
Business Segment, Other [Member] | BK and TB [Member]
Business segment information
Net revenue	[2]	97,500	69,300
Net interest income		189,800	111,600
Net fees		(31,100)	(34,900)
Other		(61,200)	(7,400)
Business Segment, Other [Member] | Other than BK and TB [Member]
Business segment information
Net revenue		¥ (85,400)	¥ (28,000)

[1]	Prior period business segment information has been restated to reflect the transfer of corporate loan-related businesses of Mitsubishi UFJ Trust and Banking to MUFG Bank. In accordance with internal management accounting rules and practices, the transfer resulted in a decrease of the total operating profit by ¥11.8 billion for the six months ended September 30, 2017.
[2]	"BK and TB" is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.